LICENSING AGREEMENTS (Details Narrative) - Dec. 31, 2014 - USD ($)	Total
DisneyMember
Agreeemnt term	3 years
Royalty rate	4.00%
Royalty guarantee	$ 231,600
Common marketing fund contributions requirement, per agreement	$ 96,188
MarvelMember
Agreeemnt term	18 months
Royalty rate	5.00%
Royalty guarantee	$ 150,000